Pensions and Other Postretirement Benefits (Details 7) (USD $) In Millions, unless otherwise specified	Apr. 30, 2014		Apr. 30, 2013		Apr. 30, 2012
Significant Unobservable Inputs (Level 3) [Member]
Major asset classes for the U.S. and Canadian defined benefit pension plans and levels fair value measurements
Total financial assets measured at fair value	$ 15.0		$ 15.0		$ 38.6
Hedge funds [Member] | Significant Unobservable Inputs (Level 3) [Member]
Major asset classes for the U.S. and Canadian defined benefit pension plans and levels fair value measurements
Total financial assets measured at fair value			0		22.3
Private equity fund [Member] | Significant Unobservable Inputs (Level 3) [Member]
Major asset classes for the U.S. and Canadian defined benefit pension plans and levels fair value measurements
Total financial assets measured at fair value			15.0		16.3
Defined Benefit Pension Plans [Member]
Major asset classes for the U.S. and Canadian defined benefit pension plans and levels fair value measurements
Total financial assets measured at fair value	402.1		410.7		386.5
Defined Benefit Pension Plans [Member] | Quoted Prices in Active Markets for Identical Assets (Level 1) [Member]
Major asset classes for the U.S. and Canadian defined benefit pension plans and levels fair value measurements
Total financial assets measured at fair value	358.3		366.0
Defined Benefit Pension Plans [Member] | Significant Observable Inputs (Level 2) [Member]
Major asset classes for the U.S. and Canadian defined benefit pension plans and levels fair value measurements
Total financial assets measured at fair value	28.8		29.7
Defined Benefit Pension Plans [Member] | Significant Unobservable Inputs (Level 3) [Member]
Major asset classes for the U.S. and Canadian defined benefit pension plans and levels fair value measurements
Total financial assets measured at fair value	15.0		15.0
Defined Benefit Pension Plans [Member] | Cash and cash equivalents [Member]
Major asset classes for the U.S. and Canadian defined benefit pension plans and levels fair value measurements
Total financial assets measured at fair value	2.0	[1]	4.4	[1]
Defined Benefit Pension Plans [Member] | Cash and cash equivalents [Member] | Quoted Prices in Active Markets for Identical Assets (Level 1) [Member]
Major asset classes for the U.S. and Canadian defined benefit pension plans and levels fair value measurements
Total financial assets measured at fair value	2.0	[1]	4.4	[1]
Defined Benefit Pension Plans [Member] | Cash and cash equivalents [Member] | Significant Observable Inputs (Level 2) [Member]
Major asset classes for the U.S. and Canadian defined benefit pension plans and levels fair value measurements
Total financial assets measured at fair value	0	[1]	0	[1]
Defined Benefit Pension Plans [Member] | Cash and cash equivalents [Member] | Significant Unobservable Inputs (Level 3) [Member]
Major asset classes for the U.S. and Canadian defined benefit pension plans and levels fair value measurements
Total financial assets measured at fair value	0	[1]	0	[1]
Defined Benefit Pension Plans [Member] | U.S. Equity Securities [Member]
Major asset classes for the U.S. and Canadian defined benefit pension plans and levels fair value measurements
Total financial assets measured at fair value	107.4	[2]	114.0	[2]
Defined Benefit Pension Plans [Member] | U.S. Equity Securities [Member] | Quoted Prices in Active Markets for Identical Assets (Level 1) [Member]
Major asset classes for the U.S. and Canadian defined benefit pension plans and levels fair value measurements
Total financial assets measured at fair value	91.0	[2]	97.2	[2]
Defined Benefit Pension Plans [Member] | U.S. Equity Securities [Member] | Significant Observable Inputs (Level 2) [Member]
Major asset classes for the U.S. and Canadian defined benefit pension plans and levels fair value measurements
Total financial assets measured at fair value	16.4	[2]	16.8	[2]
Defined Benefit Pension Plans [Member] | U.S. Equity Securities [Member] | Significant Unobservable Inputs (Level 3) [Member]
Major asset classes for the U.S. and Canadian defined benefit pension plans and levels fair value measurements
Total financial assets measured at fair value	0	[2]	0	[2]
Defined Benefit Pension Plans [Member] | International Equity Securities [Member]
Major asset classes for the U.S. and Canadian defined benefit pension plans and levels fair value measurements
Total financial assets measured at fair value	84.7	[3]	85.0	[3]
Defined Benefit Pension Plans [Member] | International Equity Securities [Member] | Quoted Prices in Active Markets for Identical Assets (Level 1) [Member]
Major asset classes for the U.S. and Canadian defined benefit pension plans and levels fair value measurements
Total financial assets measured at fair value	72.3	[3]	72.1	[3]
Defined Benefit Pension Plans [Member] | International Equity Securities [Member] | Significant Observable Inputs (Level 2) [Member]
Major asset classes for the U.S. and Canadian defined benefit pension plans and levels fair value measurements
Total financial assets measured at fair value	12.4	[3]	12.9	[3]
Defined Benefit Pension Plans [Member] | International Equity Securities [Member] | Significant Unobservable Inputs (Level 3) [Member]
Major asset classes for the U.S. and Canadian defined benefit pension plans and levels fair value measurements
Total financial assets measured at fair value	0	[3]	0	[3]
Defined Benefit Pension Plans [Member] | Bonds [Member]
Major asset classes for the U.S. and Canadian defined benefit pension plans and levels fair value measurements
Total financial assets measured at fair value	148.2	[4]	147.7	[4]
Defined Benefit Pension Plans [Member] | Bonds [Member] | Quoted Prices in Active Markets for Identical Assets (Level 1) [Member]
Major asset classes for the U.S. and Canadian defined benefit pension plans and levels fair value measurements
Total financial assets measured at fair value	148.2	[4]	147.7	[4]
Defined Benefit Pension Plans [Member] | Bonds [Member] | Significant Observable Inputs (Level 2) [Member]
Major asset classes for the U.S. and Canadian defined benefit pension plans and levels fair value measurements
Total financial assets measured at fair value	0	[4]	0	[4]
Defined Benefit Pension Plans [Member] | Bonds [Member] | Significant Unobservable Inputs (Level 3) [Member]
Major asset classes for the U.S. and Canadian defined benefit pension plans and levels fair value measurements
Total financial assets measured at fair value	0	[4]	0	[4]
Defined Benefit Pension Plans [Member] | Fixed income [Member]
Major asset classes for the U.S. and Canadian defined benefit pension plans and levels fair value measurements
Total financial assets measured at fair value	44.8	[5]	44.6	[5]
Defined Benefit Pension Plans [Member] | Fixed income [Member] | Quoted Prices in Active Markets for Identical Assets (Level 1) [Member]
Major asset classes for the U.S. and Canadian defined benefit pension plans and levels fair value measurements
Total financial assets measured at fair value	44.8	[5]	44.6	[5]
Defined Benefit Pension Plans [Member] | Fixed income [Member] | Significant Observable Inputs (Level 2) [Member]
Major asset classes for the U.S. and Canadian defined benefit pension plans and levels fair value measurements
Total financial assets measured at fair value	0	[5]	0	[5]
Defined Benefit Pension Plans [Member] | Fixed income [Member] | Significant Unobservable Inputs (Level 3) [Member]
Major asset classes for the U.S. and Canadian defined benefit pension plans and levels fair value measurements
Total financial assets measured at fair value	0	[5]	0	[5]
Defined Benefit Pension Plans [Member] | Private equity fund [Member]
Major asset classes for the U.S. and Canadian defined benefit pension plans and levels fair value measurements
Total financial assets measured at fair value	15.0	[6]	15.0	[6]
Defined Benefit Pension Plans [Member] | Private equity fund [Member] | Quoted Prices in Active Markets for Identical Assets (Level 1) [Member]
Major asset classes for the U.S. and Canadian defined benefit pension plans and levels fair value measurements
Total financial assets measured at fair value	0	[6]	0	[6]
Defined Benefit Pension Plans [Member] | Private equity fund [Member] | Significant Observable Inputs (Level 2) [Member]
Major asset classes for the U.S. and Canadian defined benefit pension plans and levels fair value measurements
Total financial assets measured at fair value	0	[6]	0	[6]
Defined Benefit Pension Plans [Member] | Private equity fund [Member] | Significant Unobservable Inputs (Level 3) [Member]
Major asset classes for the U.S. and Canadian defined benefit pension plans and levels fair value measurements
Total financial assets measured at fair value	$ 15.0	[6]	$ 15.0	[6]

[1]	This category includes money market holdings with maturities of three months or less and are classified as Level 1. Based on the short-term nature of these assets, carrying value approximates fair value.
[2]	This category is invested primarily in a diversified portfolio of common stocks and index funds that invest in U.S. stocks with market capitalization ranges similar to those found in the various Russell Indexes and are traded on active exchanges. The Level 1 assets are valued using quoted market prices for identical securities in active markets. The Level 2 assets are funds that consist of equity securities traded on active exchanges.
[3]	This category is invested primarily in common stocks and other equity securities traded on active exchanges whose issuers are located outside the U.S. The fund invests primarily in developed countries, but may also invest in emerging markets. The Level 1 assets are valued using quoted market prices for identical securities in active markets. The Level 2 assets are funds that consist of equity securities traded on active exchanges.
[4]	This category is comprised of bond funds which seek to duplicate the return characteristics of high-quality corporate bonds with a duration range of 10 to 13 years. The Level 1 assets are valued using quoted market prices for identical securities in active markets.
[5]	This category is comprised of fixed-income funds that invest primarily in government-related bonds of non-U.S. issuers and include investments in the Canadian market as well as emerging markets. The Level 1 assets are valued using quoted market prices for identical securities in active markets.
[6]	This category is comprised of one fund that consists primarily of limited partnership interests in corporate finance and venture capital funds. The private equity fund cannot be redeemed and return of principal is based on the liquidation of the underlying assets. The private equity fund is classified as a Level 3 asset and is valued based on the fund's net asset value ("NAV"). NAV is calculated based on the estimated fair value of the underlying investment funds within the portfolio and is corroborated by our review.